Convertible Debentures (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jul. 19, 2019 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 CAD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding		$ 0		$ 5,596,000			$ 5,646,000
Number of common shares issued upon conversion | shares		1,703,240	1,703,240	17,857	17,857
Convertible debenture, interest rate				8.00%	8.00%
Convertible debenture, term				4 years	4 years
Payment of interest on convertible debentures			$ 203,829		$ 343,722	$ 393,043
Recognized accretion related to issued and outstanding convertible debentures			378,687		548,882	469,725
Convertible debentures, converted amount		$ 5,596,000		$ 50,000
Repayments of debentures			$ 10,574		$ 276,258	$ 259,754
Minimum
Disclosure of convertible debentures [Line Items]
Convertible debenture, effective rate				28.30%
Maximum
Disclosure of convertible debentures [Line Items]
Convertible debenture, effective rate				38.50%
May 17, 2017
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding		$ 0		$ 1,900,000			1,900,000
Number of common shares issued upon conversion | shares		417,582	417,582	0	0
Convertible debentures, converted amount		$ 1,900,000		$ 0
Conversion price | $ / shares		$ 4.55		$ 4.55
May 31, 2017
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding		$ 0		$ 250,000			250,000
Number of common shares issued upon conversion | shares		54,945	54,945	0	0
Convertible debentures, converted amount		$ 250,000		$ 0
Conversion price | $ / shares		$ 4.55		$ 4.55
Sep 25, 2017
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding		$ 0		$ 1,476,000			1,476,000
Number of common shares issued upon conversion | shares		527,143	527,143	0	0
Convertible debentures, converted amount		$ 1,476,000		$ 0
Conversion price | $ / shares		$ 2.80		$ 2.80
Oct 12, 2017
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding		$ 0		$ 1,970,000			$ 2,020,000
Number of common shares issued upon conversion | shares	17,857	703,570	703,570	17,857	17,857
Convertible debentures, converted amount	$ 50,000	$ 1,970,000		$ 50,000
Conversion price | $ / shares	$ 2.80	$ 2.80		$ 2.80